General Government Securities Money Market Fund
General Government Securities Money Market Fund
June 1, 2015

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

- General Government Securities Money Market Fund

Supplement to Prospectus

dated April 1, 2015

The following changes will take effect on September 1, 2015

General Government Securities Money Market Fund:

The following will replace the first sentence of the second paragraph in the sections entitled "Fund Summary—General Government Securities Money Market Fund—Principal Investment Strategy" and "Fund Details—General Government Securities Money Market Fund—Goal and Approach":
To pursue its goal, the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest, repurchase agreements (including tri-party repurchase agreements) in respect of such securities and cash.